Schedule of notes from shareholder current (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Debt Disclosure [Abstract]
Note from a shareholder	$ 2,160	$ 2,850